Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income tax expense
Schedule of Components of Income Tax Expense (Benefit)	Composition of income tax expense:
	2015	2016	2017
	RMB	RMB	RMB

Current income tax	75,458	140,706	249,995
Deferred income tax	(10,940)	6,863	(46,171)

	64,518	147,569	203,824

Schedule of Deferred Tax Assets and Liabilities
Composition of deferred tax assets and liabilities:

	2016	2017
	RMB	RMB

Deferred tax assets
Amortization of intangible assets	680	698
Tax losses carried forward	29,255	26,828
Allowance for credit losses	5,622	41,119
Others	-	2,374
Less: valuation allowance	(18,170)	(18,511)
	17,387	52,508

Deferred tax liabilities
Intangible assets arising from business combinations	(51,617)	(52,237)
	(51,617)	(52,237)
Net deferred tax (liabilities)/assets	(34,230)	271

Schedlue of Movement of valuation allowance
Movement of valuation allowance:

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	2,044	17,471	18,170
Additions	16,707	1,014	2,319
Reversals	(1,280)	(315)	(1,978)

Balance as of December 31	17,471	18,170	18,511

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2015	2016	2017
	RMB	RMB	RMB

Loss before tax	(320,766)	(190,384)	(1,223,164)

Income tax computed at statutory EIT rate (25%)	(80,192)	(47,596)	(305,791)
Effect of preferential tax rates for certain entities comprising the Group	(60,798)	(20,409)	(112,684)
Effect of differing tax rates in different jurisdictions	177,749	184,235	422,677
Non-deductible expenses and non-taxable income, net	11,960	34,012	188,069
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	-	(3,253)	(3,822)
Change in valuation allowances	15,427	699	1,933
Others	372	(119)	13,442

Income tax expense	64,518	147,569	203,824

Effective income tax rate	(20.1)%	(77.5)%	(16.7)%